Profit Sharing And 401(K) Plan	12 Months Ended
Dec. 31, 2010
Profit Sharing And 401(K) Plan
Profit Sharing And 401(K) Plan
14.	Profit Sharing and 401(k) Plan

The Company has a profit sharing plan that includes a salary reduction feature established under the Internal Revenue Code Section 401(k) covering substantially all coworkers. Company contributions to the profit sharing plan are made in cash and determined at the discretion of the Board of Directors. For the year ended December 31, 2008, the amount charged to expense for this plan totaled $11.9 million. Of this amount, $8.0 million was reversed to income during the year ended December 31, 2009, as the payout of this amount was partially based upon certain financial objectives in 2009 that were not achieved. This reversal was partially offset by $6.4 million of plan expense recorded in 2009, resulting in a net credit of $1.6 million attributed to this plan during the year ended December 31, 2009. For the year ended December 31, 2010, the amount charged to expense for this plan totaled $10.4 million.